Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income for the year		$ 140,468	$ 55,757	[1]
Adjustments for:
Depletion and depreciation		126,429	108,247	[1]
Interest and other finance income		(6,545)	(11,910)	[1]
Interest expense		25,420	30,010	[1]
Income tax expense		40,853	30,372	[1]
Non-cash foreign exchange (gain) loss		(159)	2,162	[1]
Loss on redemption of convertible debt		0	5,423	[1]
Other		2,834	11,541	[1]
Net change in operating assets and liabilities		63,059	(64,908)	[1]
Cash generated from operating activities before taxes		392,359	166,694	[1]
Income taxes paid		(43,744)	(20,850)	[1]
Cash generated by operating activities		348,615	145,844	[1]
Cash flows from investing activities
Expenditures on mineral properties, plant and equipment		(169,340)	(135,768)	[1]
Purchases of marketable securities		(29,550)	(3,435)	[1]
Net proceeds from sales of marketable securities		97,098	3,308	[1]
Interest received		3,665	9,697	[1]
Acquisition of non-controlling interest		0	(2,415)	[1]
Cash and cash equivalents acquired in Alacer acquisition		270,445	0	[1]
Other		8,472	(1,715)	[1]
Cash generated by (used in) investing activities		180,790	(130,328)	[1]
Cash flows from financing activities
Repayment of debt, principal		(35,000)	0	[1]
Interest paid		(13,679)	(11,646)	[1]
Redemption of convertible notes		(114,994)	(152,250)	[1]
Proceeds from Issuance of convertible notes, net of transaction costs		0	222,932	[1]
Proceeds from issuance of debt		3,088	0	[1]
Proceeds from exercise of stock options		6,728	7,237	[1]
Settlement of restricted share units ("RSUs") and performance share units ("PSUs")		(14,464)	0	[1]
Funding from non-controlling interest		0	3,710	[1]
Lease payments		(4,883)	(1,076)	[1]
Cash (used in) generated by financing activities		(173,204)	68,907	[1]
Effect of foreign exchange rate changes on cash and cash equivalents		789	12	[1]
Increase in cash and cash equivalents		356,990	84,435	[1]
Cash and cash equivalents, beginning of year	[1]	503,647	419,212
Cash and cash equivalents, end of year		$ 860,637	$ 503,647	[1]

[1]	See note 2(r)